UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	June 30, 2011

Date of reporting period:	September 30, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments • September 30, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	Short-Term Variable Rate Municipal Obligations (81.9%)
	Alabama
$41,145	Southeast Alabama Gas District, Supply Ser 2007 A	0.32%	10/01/10	$41,145,000

	Alaska
12,500	Alaska Housing Finance Corporation, Home Mortgage Ser 2009 A	0.24	10/07/10	12,500,000

	Arizona
10,545	Austin Trust, Arizona Health Facilities Authority Banner Health Ser 2008 A Custody Receipts Ser 2008-1097	0.29	10/07/10	10,545,000
15,635	BB&T Municipal Trust, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9	0.25	10/07/10	15,635,000

	Arkansas
12,600	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.35	10/07/10	12,600,000

	California
20,700	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.25	10/07/10	20,700,000

	Colorado
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	0.27	10/07/10	12,000,000
	City of Colorado Springs,
20,000	Utilities System Sub Lien Ser 2005 A	0.28	10/07/10	20,000,000
29,455	Utilities System Sub Lien Ser 2009 C	0.23	10/07/10	29,455,000
5,890	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	0.25	10/07/10	5,890,000

	Connecticut
5,530	Barclays Capital Municipal Trust Receipts, Connecticut Health & Educational Facilities Authority Yale University Ser 2010 A-2 Floater-TRs Ser 22B	0.24	10/07/10	5,530,000

	Delaware
7,950	County of New Castle, University Courtyard Apartments Ser 2005	0.27	10/07/10	7,950,000

	District of Columbia
5,935	District of Columbia Water & Sewer Authority, Public Utility Ser 1998 PUTTERs Ser 2964 (AGM Insd)	0.32	10/07/10	5,935,000

	Florida
	BB&T Municipal Trust,
23,705	Seminole County Water & Sewer Floater Certificates Ser 45	0.26	10/07/10	23,705,000
10,000	Tampa Bay Water Ser 2008 Floater Certificates Ser 36	0.26	10/07/10	10,000,000
	City of Gainesville,
72,030	Utilities System 2007 Ser A	0.23	10/07/10	72,030,000
47,400	Utilities System 2008 Ser B	0.31	10/07/10	47,400,000
16,000	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.27	10/07/10	16,000,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514	0.27	10/07/10	9,035,000
	Highlands County Health Facilities Authority,
18,600	Adventist Health System/Sunbelt Obligated Group Ser 2003 C	0.25	10/07/10	18,600,000
30,300	Adventist Health System/Sunbelt Obligated Group Ser 2005 F	0.24	10/07/10	30,300,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 G	0.26	10/07/10	20,000,000
24,000	Adventist Health System/Sunbelt Obligated Group Ser 2005 I	0.25	10/07/10	24,000,000
11,000	Adventist Health System/Sunbelt Obligated Group Ser 2006 B-2	0.25	10/07/10	11,000,000

$4,455	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.28%	10/07/10	$4,455,000
26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.25	10/07/10	26,870,000
20,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 D	0.30	10/07/10	20,000,000
53,275	JEA, Electric System Ser Three 2008 B-2	0.28	10/07/10	53,275,000
39,000	Miami-Dade County Expressway Authority, Toll System Ser 2006 Eagle #20060121 Class A (BHAC Insd)	0.28	10/07/10	39,000,000
17,025	North Broward Hospital District, Ser 2008 A	0.23	10/07/10	17,025,000
2,000	Orange County Health Facilities Authority, Orlando Regional Healthcare System Ser 2008 E	0.28	10/07/10	2,000,000
	Orlando-Orange County Expressway Authority,
30,090	Ser 2007 A Eagle #20070107 Class A (BHAC Insd)	0.28	10/07/10	30,090,000
35,500	Ser 2008 B-3	0.24	10/07/10	35,500,000
5,000	Pinellas County Health Facilities, Baycare Health System Ser 2009 A-2	0.30	10/07/10	5,000,000

	Georgia
73,130	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta Ser 2008	0.27	10/07/10	73,130,000
40,000	Main Street Natural Gas Inc., Gas Ser 2010 A	0.27	10/07/10	40,000,000
8,000	Monroe County Development Authority, Georgia Power Company Scherer Plant Second Ser 2008	0.80	01/07/11	8,000,000
36,500	Municipal Electric Authority of Georgia, General Sub Ser 1985 C	0.29	10/07/10	36,500,000

	Illinois
5,900	Chicago Board of Education, Ser 2009 A-2	0.27	10/07/10	5,900,000
159,300	County of Cook, Ser 2002 B	0.29	10/07/10	159,300,000
	Illinois Finance Authority,
127,900	Advocate Health Care Network Ser 2008 Subser C-1	0.25	10/07/10	127,900,000
55,850	Advocate Health Care Network Ser 2008 Subser C-2B	0.25	10/07/10	55,850,000

	Indiana
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.23	10/07/10	20,075,000
11,500	Sisters of St Francis Health Services Inc Ser 2008 D	0.28	10/07/10	11,500,000
88,860	Trinity Health Ser 2008 D-1	0.24	10/07/10	88,860,000
96,080	Trinity Health Ser 2008 D-2	0.24	10/07/10	96,080,000

	Iowa
19,335	Iowa Finance Authority, CHF-Des Moines LLC Ser 2007 A	0.28	10/07/10	19,335,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.26	10/07/10	10,000,000

	Kansas
	Kansas State Department of Transportation,
3,840	Highway Ser 2004 A PUTTERs Ser 2969 (AGM Insd)	0.27	10/07/10	3,840,000
11,900	Highway Ser 2004C-1	0.25	10/07/10	11,900,000
31,075	Highway Ser 2008 A-4	0.24	10/07/10	31,075,000

	Louisiana
40,600	East Baton Rouge Parish, Exxon Corp Ser 1993	0.24	10/01/10	40,600,000

	Maryland
40,900	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.23	10/07/10	40,900,000
	Maryland Health & Higher Educational Facilities Authority,
7,500	Catholic Health Initiatives Ser 1997 B	0.27	10/07/10	7,500,000
7,125	LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC Insd)	0.29	10/07/10	7,125,000

	Massachusetts
6,905	Barclays Capital Municipal Trust Receipts, Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W	0.25	10/07/10	6,905,000

$11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.36%	04/28/11	$11,000,000
	Massachusetts Development Finance Agency,
6,580	Cushing Academy Ser 2004	0.25	10/07/10	6,580,000
27,400	Phillips Academy Ser 2003	0.25	10/07/10	27,400,000
	Massachusetts Health & Educational Facilities Authority,
10,000	Harvard University Ser 2005 C ROCs II-R Ser 10390	0.27	10/07/10	10,000,000
50,000	Partners HealthCare System Inc 2003 Ser D-2	0.23	10/07/10	50,000,000
114,355	Massachusetts Water Resources Authority, Gen Ser 2008 F	0.25	10/07/10	114,355,000
38,990	University of Massachusetts Building Authority, Ser 2008-1	0.25	10/07/10	38,990,000

	Michigan
	Kent Hospital Finance Authority,
22,275	Metropolitan Hospital Ser 2005 B	0.35	10/07/10	22,275,000
23,000	Spectrum Health Ser 2008 B-3	0.25	10/07/10	23,000,000
	Michigan State Hospital Finance Authority,
25,000	Ascension Health Senior Credit Group Ser 2010 F-2	0.24	10/07/10	25,000,000
20,000	Ascension Health Senior Credit Group Window Ser 2010 F-8	0.36	04/28/11	20,000,000
5,105	Trinity Health Credit Group Ser 2006 A	0.27	10/07/10	5,105,000
23,770	Michigan State University, Ser 2003 A	0.24	10/07/10	23,770,000
66,205	University of Michigan, General Ser 2008 B	0.22	10/07/10	66,205,000

	Minnesota
5,800	City of Minneapolis, Fairview Health Services Ser 2008 C	0.23	10/07/10	5,800,000

	Mississippi
9,000	Mississippi Business Finance Corporation, Petal Gas Storage LLC Ser 2007	0.27	10/07/10	9,000,000

	Missouri
10,110	Cape Girardeau County Industrial Development Authority, St Francis Medical Center Ser 2009 B	0.26	10/07/10	10,110,000
	Missouri State Health & Educational Facilities Authority,
7,955	BJC Health System Ser 2003 PUTTERs Ser 2587	0.27	10/07/10	7,955,000
20,000	BJC Health System Ser 2008 A	0.23	10/07/10	20,000,000
28,100	BJC Health System Ser 2008 B	0.23	10/07/10	28,100,000
44,000	BJC Health System Ser 2008 D	0.23	10/07/10	44,000,000
5,200	BJC Health System Ser 2008 E	0.22	10/07/10	5,200,000
30,000	Sisters of Mercy Health System Ser 2008 D	0.23	10/07/10	30,000,000
27,600	Sisters of Mercy Health System Ser 2008 E	0.23	10/07/10	27,600,000

	Nebraska
79,885	Central Plains Energy Project, Gas Project No 2 Ser 2009	0.27	10/07/10	79,885,000

	New Hampshire
8,000	JP Morgan Chase Putters/Drivers Trust, New Hampshire Health & Higher Education Facilities Authority LRG Healthcare Ser 2009 PUTTERs Ser 3648	0.27	10/07/10	8,000,000
38,920	New Hampshire Health & Education Facilities Authority, St Paul’s School Ser 1998	0.26	10/07/10	38,920,000

	New Mexico
	New Mexico Finance Authority,
20,000	Sub Lien Ser 2008 Subser B-1	0.25	10/07/10	20,000,000
84,100	Sub Lien Ser 2008 Subser B-2	0.28	10/07/10	84,100,000
25,315	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.26	10/07/10	25,315,000
40,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.27	10/07/10	40,000,000

	New York
	Austin Trust
15,260	New York City Fiscal 2005 Ser E Custody Receipts Ser 2008-1198 (AGM Insd)	0.28	10/07/10	15,260,000

$7,250	New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (AGM Insd)	0.28%	10/07/10	$7,250,000
10,325	BB&T Municipal Trust, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055	0.27	10/07/10	10,325,000
2,500	City of New York, Fiscal 2005 Ser O ROCs II-R Ser 11685	0.27	10/07/10	2,500,000
6,000	JP Morgan Chase & Co., New York City Municipal Water Finance Authority Ser 2009 EE PUTTERs Ser 3587	0.27	10/07/10	6,000,000
24,445	Metropolitan Transportation Authority, Ser 2005 B Eagle #20060114 Class A (BHAC Insd)	0.28	10/07/10	24,445,000
120,700	New York City Municipal Water Finance Authority, Second General Fiscal 2010 Ser CC	0.26	10/07/10	120,700,000
34,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A	0.50	01/18/11	34,000,000
11,665	Port Authority of New York & New Jersey, Cons 135th Ser 2004 PUTTERs Ser 3094	0.27	10/07/10	11,665,000
30,825	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	0.29	10/07/10	30,825,000

	North Carolina
12,700	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.29	10/07/10	12,700,000
38,540	City of Winston-Salem, Water & Sewer System Ser 2007 B	0.25	10/07/10	38,540,000
6,685	County of Guilford, Ser 2007 B	0.26	10/07/10	6,685,000
90	County of New Hanover, New Hanover Regional Medical Center Ser 2008 A	0.27	10/07/10	90,000
	North Carolina Medical Care Commission,
11,890	FirstHealth of the Carolinas Ser 2008 A	0.25	10/07/10	11,890,000
50,950	Novant Health Obligated Group Ser 2004 A	0.27	10/07/10	50,950,000
38,685	Novant Health Ser 2008 B	0.24	10/07/10	38,685,000
46,765	Novant Health Ser 2008 C	0.28	10/07/10	46,765,000
3,500	United Church Homes & Services Ser 2007	0.27	10/07/10	3,500,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A	0.27	10/07/10	30,000,000

	Ohio
	City of Columbus,
23,580	Sewer Ser 2008 B	0.23	10/07/10	23,580,000
1,400	Sewer Ser 2008 PUTTERs Ser 2456	0.27	10/07/10	1,400,000
27,400	County of Franklin, OhioHealth Corporation Ser 2008 A	0.27	10/07/10	27,400,000
100	Ohio State University, General Receipts Ser 2005 B	0.23	10/07/10	100,000
	State of Ohio,
28,470	Common Schools Ser 2005 B	0.23	10/07/10	28,470,000
19,055	Common Schools Ser 2006 B	0.23	10/07/10	19,055,000

	Oklahoma
21,500	Oklahoma Turnpike Authority, Second Senior Ser 2006 D	0.24	10/07/10	21,500,000

	Oregon
	Oregon State Facilities Authority,
29,115	Lewis & Clark College Ser 2008 A	0.31	10/07/10	29,115,000
37,960	PeaceHealth Ser 2008 A	0.25	10/07/10	37,960,000
38,780	PeaceHealth Ser 2008 B	0.25	10/07/10	38,780,000
47,800	PeaceHealth Ser 2008 C	0.24	10/07/10	47,800,000
59,400	PeaceHealth Ser 2008 D	0.26	10/07/10	59,400,000

	Pennsylvania
100	Bucks County Industrial Development Authority, Pennswood Village Ser 2007 A	0.30	10/07/10	100,000
28,510	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group Ser 2006	0.27	10/07/10	28,510,000
7,750	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.28	10/07/10	7,750,000
30,000	Pennsylvania Turnpike Commission, Ser 2008 B-1	0.27	10/07/10	30,000,000

	RBC Municipal Products Inc Trust,
$8,000	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16	0.27%	10/07/10	$8,000,000
10,600	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.27	10/07/10	10,600,000
23,000	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2009 A-1 & A-2 Floater Certificates Ser E-15	0.28	10/07/10	23,000,000
6,360	Southcentral General Authority, WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.28	10/07/10	6,360,000

	Rhode Island
29,000	Rhode Island Health & Educational Building Corporation, Brown University 2005 Ser A	0.23	10/07/10	29,000,000

	South Carolina
24,200	City of Columbia, Waterworks & Sewer System Ser 2009	0.26	10/01/10	24,200,000
	South Carolina Jobs-Economic Development Authority,
1,000	AnMed Health Ser 2009 A	0.25	10/07/10	1,000,000
2,000	AnMed Health Ser 2009 C	0.25	10/07/10	2,000,000
2,140	Goodwill Industries Ser 2006	0.27	10/07/10	2,140,000
28,190	South Carolina Transportation Infrastructure Bank, Ser 2003 B-2	0.26	10/07/10	28,190,000

	South Dakota
26,920	South Dakota Health & Educational Facilities Authority, Avera Health Ser 2008 A-2	0.27	10/07/10	26,920,000

	Tennessee
23,300	Sevier County Public Building Authority, Local Government Public Improvement Ser 6 A-1	0.27	10/07/10	23,300,000

	Texas
	Austin Trust,
12,465	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1162	0.29	10/07/10	12,465,000
15,000	Dallas Area Rapid Transit Sales Tax Ser 2008 Custody Receipts Ser 2008-1163	0.29	10/07/10	15,000,000
10,745	Red River Education Finance Corporation St Marks School Ser 2007 Custody Receipts Ser 2007-334	0.29	10/07/10	10,745,000
10,570	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Ser 2007 A Custody Receipts Ser 2007-1031	0.29	10/07/10	10,570,000
11,019	Texas Transportation Commission Ser 2007 Custody Receipts Ser 2007-1026	0.29	10/07/10	11,019,000
37,500	City of Houston, Combined Utility System First Lien Ser 2004 B	0.28	10/07/10	37,500,000
5,200	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.27	10/07/10	5,200,000
215	El Paso Health Facilities Development Corporation, Bienvivir Senior Health Services Ser 2007	0.29	10/07/10	215,000
41,675	Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System Ser 2008 C-1	0.28	10/01/10	41,675,000
44,000	Harris County Health Facilities Development Corporation, Methodist Hospital System Ser 2008 A-2	0.28	10/01/10	44,000,000
10,000	Harris County Hospital District, Senior Lien Ser 2010	0.27	10/07/10	10,000,000
37,600	North Central Texas Health Facility Development Corporation, Baylor Health Care System Ser 2006 A	0.27	10/07/10	37,600,000
22,000	RBC Municipal Products Inc Trust, Houston Combined Utility System First Lien Ser 2010 B Floater Certificates Ser E-14	0.27	10/07/10	22,000,000
30,000	State of Texas, Mobility Fund Ser 2006 Eagle #20060126 CL A	0.27	10/07/10	30,000,000
	University of Texas,
66,735	Financing System Ser 2007 B	0.25	10/07/10	66,735,000
73,635	Financing System Ser 2008 B	0.20	10/07/10	73,635,000
19,400	Financing System Ser 2008 B	0.22	10/07/10	19,400,000

	Utah
$41,400	Central Utah Water Conservancy District, Ser 2008 A	0.30%	10/07/10	$41,400,000
	City of Murray,
43,500	IHC Health Services Inc Ser 2003 A	0.23	10/07/10	43,500,000
47,000	IHC Health Services Inc Ser 2003 B	0.23	10/07/10	47,000,000
29,900	IHC Health Services Inc Ser 2003 B	0.23	10/07/10	29,900,000
	Utah Water Finance Agency
32,000	Ser 2008 B	0.27	10/07/10	32,000,000
34,900	Ser 2008 B-2	0.27	10/07/10	34,900,000

	Virginia
	Fairfax County Industrial Development Authority,
3,230	Inova Health System Foundation Ser 1988 A	0.27	10/07/10	3,230,000
6,750	Inova Health System Foundation Ser 1998 B	0.27	10/07/10	6,750,000
65,700	Inova Health System Foundation Ser 2000	0.22	10/07/10	65,700,000
7,500	Inova Health System Window Ser 2020 A-1	0.39	04/28/11	7,500,000
6,000	JP Morgan Chase & Co., Fairfax County Industrial Development Authority Inova Health System Foundation Ser 2009 A PUTTERs Ser 3590	0.27	10/07/10	6,000,000
	Norfolk Economic Development Authority,
7,700	Sentara Healthcare Window Ser 2010 B	0.39	04/28/11	7,700,000
6,000	Sentara Healthcare Window Ser 2010 C	0.39	04/28/11	6,000,000

	Washington
	Barclays Capital Municipal Trust Receipts,
1,000	King County Limited Tax Ser 2009 Floater-TRs Ser 2009 1W (AGC Insd)	0.28	10/07/10	1,000,000
6,905	Washington Ser 2010 C Floater-TRs Ser 2009 32B	0.28	10/07/10	6,905,000
	County of King,
8,165	Limited Tax Sewer Ser 2010 A	0.30	10/07/10	8,165,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM Insd)	0.27	10/07/10	43,000,000
9,655	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002	0.26	10/07/10	9,655,000
32,025	Washington Health Care Facilities Authority, Swedish Health Services Ser 2006	0.31	10/07/10	32,025,000
7,430	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.26	10/07/10	7,430,000

	Wisconsin
3,365	Milwaukee Redevelopment Authority, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.27	10/07/10	3,365,000
4,310	Barclays Capital Municipal Trust Receipts, Wisconsin Health & Educational Facilities Authority Children’s Hospital of Wisconsin Ser 2008 B Floater-TRs Ser 15W	0.28	10/07/10	4,310,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $4,528,709,000)			4,528,709,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (13.9%)
	California
54,500	San Gabriel Valley Council of Governments, Alameda Corridor East GANs	0.35%	10/07/10	0.35%	54,500,000

	Florida
24,300	Jacksonville, Ser A	0.31	10/07/10	0.31	24,300,000

	Hawaii
14,500	Honolulu City & County, Ser 2010 A	0.26	10/13/10	0.26	14,500,000

	Maryland
$38,100	Baltimore County, Consolidated Public Improvement Ser 2002 BANs	0.27%	10/21/10	0.27%	$38,100,000
	Montgomery County
37,000	2010 Ser B BANs	0.31	10/14/10	0.31	37,000,000
20,000	Cons Public Imp BANs 2009 Ser A	0.30	10/20/10	0.30	20,000,000

	Minnesota
	Rochester,
30,000	Health Care Facilities Mayo Foundation Ser 2000 A	0.27	10/12/10	0.27	30,000,000
34,000	Health Care Facilities Mayo Foundation Ser 2000 B	0.26	10/15/10	0.26	34,000,000
39,000	Health Care Facilities Mayo Foundation Ser 2000 B	0.30	10/20/10	0.30	39,000,000
12,500	Health Care Facilities Mayo Foundation Ser 2001 A	0.27	10/20/10	0.27	12,500,000

	Nebraska
	Lincoln,
18,000	Lincoln Electric System Ser 1995	0.25	10/08/10	0.25	18,000,000
20,000	Lincoln Electric System Ser 1995	0.25	10/08/10	0.25	20,000,000
61,300	Nebraska Public Power District, Ser A Notes	0.25	10/08/10	0.25	61,300,000
	Omaha Public Power District,
15,000	Ser A	0.30	11/03/10	0.30	15,000,000
15,000	Ser A	0.30	11/05/10	0.30	15,000,000

	New York
137,000	New York City Municipal Water Finance Authority, Ser 6	0.27	10/21/10	0.27	137,000,000

	Texas
35,776	Austin, Combined Utility Systems Ser 2002A	0.31	10/14/10	0.31	35,776,000
	Harris County Cultural Education Facilities Finance Corporation,
60,000	Methodist Hospital System Ser 2009 C-1	0.33	10/05/10	0.33	60,000,000
10,000	Methodist Hospital System Ser 2009 C-1	0.36	10/20/10	0.36	10,000,000
15,900	San Antonio, Water System Ser 2001 A	0.27	10/20/10	0.27	15,900,000
	Texas Municipal Power Agency,
39,000	Ser 2005 A	0.29	10/06/10	0.29	39,000,000
10,000	Ser 2005 A	0.30	10/06/10	0.30	10,000,000
29,000	Ser 2005 A	0.30	10/06/10	0.30	29,000,000

	Total Tax-Exempt Commercial Paper (Cost $769,876,000)				769,876,000

	Short-Term Municipal Notes and Bonds (3.3%)
	Georgia
	Georgia Municipal Gas Authority,
18,200	Gas Portfolio III 2009 Ser H, dtd 12/02/09	2.00	11/18/10	0.73	18,230,165
13,000	Gas Portfolio III 2010 Ser I, dtd 05/17/10	2.00	05/17/11	0.65	13,108,897

	Ohio
7,580	Bellefontaine City School District, Ser 2009 BANs, dtd 12/22/09	1.00	12/15/10	0.50	7,587,734
6,000	City of Marion, Ser 2009 B BANs, dtd 10/14/09	1.75	10/13/10	1.25	6,000,973
6,620	Northwestern Local School District Clark County, Ser 2010 BANs, dtd 02/18/10	2.00	12/01/10	0.50	6,636,576
2,000	Township of Deerfield, Ser 2009 BANs, dtd 11/12/09	1.50	11/10/10	0.67	2,001,805

	Pennsylvania
1,000	City of Lock Haven, Ser 2009 B, dtd 12/21/09	1.50	12/22/10	0.70	1,001,783

	Texas
$115,000	State of Texas, Ser 2010 TRANs, dtd 08/31/10	2.00%	08/31/11	0.37%	$116,708,290

	Wisconsin
11,000	Wisconsin Rural Water Construction Loan Program, Ser 2009 BANs, dtd 10/27/09	1.50	11/15/10	0.75	11,010,081

	Total Short-Term Municipal Notes and Bonds (Cost $182,286,304)				182,286,304

	Total Investments (Cost $5,480,871,304) (c)		99.1%		5,480,871,304
	Other Assets in Excess of Liabilities		0.9		51,453,348
	Net Assets		100.0%		$5,532,324,652

BANs	Bond Anticipation Notes.
GANs	Grant Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at September 30, 2010.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust

Notes to the Portfolio of Investments • September 30, 2010 (unaudited)

Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions  in determining the fair value of investments.  Factors considered in making this  determination may include, but are not limited to, information obtained by contacting  the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),  analysis of the issuer’s financial statements or other available documents and, if  necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Short-Term Investments:
Short-Term Variable Rate Municipal Obligations	$4,528,709,000	$—	$4,528,709,000	$—
Tax-Exempt Commercial Paper	769,876,000	—	769,876,000	—
Short-Term Municipal Notes and Bonds	182,286,304	—	182,286,304	—
Total	$5,480,871,304	$—	$5,480,871,304	$—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of September 30, 2010, the Fund did not have any investments transfer between valuation levels.

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.  Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010